Segment information - Major Customers (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Total revenues earned, percentage			0.10	0.10	0.10
Contract revenues | Customer concentration risk
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	100.00%		100.00%	100.00%
Contract revenues | Customer concentration risk | Sonadrill | Floaters
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	21.00%		0.00%	0.00%
Contract revenues | Customer concentration risk | Equinor | Floaters
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	14.00%		15.00%	13.00%
Contract revenues | Customer concentration risk | ConocoPhillips | Harsh environment
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	13.00%		18.00%	18.00%
Contract revenues | Customer concentration risk | Var Energi | Harsh environment
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	14.00%		0.00%	0.00%
Contract revenues | Customer concentration risk | Lundin | Floaters
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	1.00%		13.00%	2.00%
Contract revenues | Customer concentration risk | Northern Ocean | Harsh environment
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%		4.00%	13.00%
Contract revenues | Customer concentration risk | Others
Revenue, Major Customer [Line Items]
Concentration risk percentage	45.00%	37.00%		50.00%	54.00%